Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments [Abstract]
Remainder of 2025	$ 154,506
2026	312,299	$ 333,200
2027	316,369	312,299
2028	323,311	316,369
2029	336,045	323,311
Thereafter	1,332,102
Undiscounted cash flows	2,774,632	2,953,326
Less: imputed interest	(749,727)	(825,858)
Lease liability	$ 2,024,905	$ 2,127,468	$ 1,655,735